Disposal of Subsidiaries (Details) - Buyer SSEC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
FGPC and TGPC [Member]
Disposal of Subsidiaries [Line Items]
Cash and cash equivalents	$ 203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipments	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	403,669
CGPC [Member]
Disposal of Subsidiaries [Line Items]
Cash and cash equivalents	70,516
Other current assets	48,148
Payable for equipments	(19,933)
Net assets disposed of	$ 98,731